DEBT (Details 1) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
DEBT
2022	$ 193	$ 250
2023	15,783	15,839
2024	311	395
2025	352	421
2026 And Thereafter	8,317	8,088
Total Debt Obligations	$ 24,956	$ 24,993